Nationwide Life and Annuity Insurance Company

o    Nationwide VL Separate Account - D

                Prospectus supplement dated December 10, 2004 to
                          Prospectus dated May 1, 2004

--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------




The AIM Variable Insurance Funds - INVESCO VIF - Technology Fund changed its name. All References in your prospectus to the AIM Variable Insurance Funds - INVESCO VIF - Technology Fund shall mean AIM Variable Insurance Funds - AIM V.I. Technology Fund: Series I. Additionally, INVESCO Institutional (N.A.), Inc. no longer serves as the sub-adviser to this underlying mutual fund.